REVENUE (Details Narrative)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 JPY (¥)	Dec. 31, 2025 JPY (¥)
Revenue
Other current liabilities	$ 16,255	¥ 2,643,199	¥ 4,932,737